Franklin Fund Allocator Series
Statement of Investments, April 30, 2020 (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
		Country	Shares	Value
	Common Stocks 89.7%
	Communication Services 12.4%
	Advanced Info Service PCL, fgn.	Thailand	101,200	$614,215
	CD Projekt SA	Poland	9,191	804,552
	China Mobile Ltd.	China	510,500	4,103,965
	China Telecom Corp. Ltd., H	China	2,724,000	940,877
	Cyfrowy Polsat SA	Poland	69,850	431,813
	Globe Telecom Inc.	Philippines	8,090	350,529
[a]	JOYY Inc., ADR	China	2,100	128,016
	LG Uplus Corp.	South Korea	29,981	330,215
	NCSoft Corp.	South Korea	680	357,579
	NetEase Inc., ADR	China	3,900	1,345,344
	PLDT Inc.	Philippines	5,480	138,726
	Tencent Holdings Ltd.	China	137,800	7,244,115
	Tim Participacoes SA	Brazil	67,300	157,907
	Turkcell Iletisim Hizmetleri AS	Turkey	144,782	288,936
	Vodacom Group Ltd.	South Africa	57,072	379,277
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	China	35,800	182,610
				17,798,676
	Consumer Discretionary 13.1%
[a]	Alibaba Group Holding Ltd., ADR	China	37,600	7,620,392
	Anta Sports Products Ltd.	China	32,000	272,515
	BAIC Motor Corp. Ltd., H	China	445,000	194,684
[a,b,c]	China East Education Holdings Ltd., 144A, Reg S	China	111,000	178,339
	Coway Co. Ltd.	South Korea	13,869	705,024
	Eclat Textile Co. Ltd.	Taiwan	46,000	458,409
	Feng Tay Enterprise Co. Ltd.	Taiwan	79,000	448,638
	Gree Electric Appliances Inc. of Zhuhai	China	50,000	381,982
	Haier Electronics Group Co. Ltd.	China	170,000	468,198
	Jarir Marketing Co.	Saudi Arabia	13,798	542,005
	Kia Motors Corp.	South Korea	76,235	1,867,627
	Mr. Price Group Ltd.	South Africa	64,338	458,372
	Naspers Ltd., N	South Africa	2,011	312,996
[a]	New Oriental Education & Technology Group Inc., ADR	China	13,200	1,685,112
	Nien Made Enterprise Co. Ltd.	Taiwan	39,000	298,715
	Saudi Airlines Catering Co.	Saudi Arabia	8,233	175,068
[a]	Topsports International Holdings Ltd.	China	217,000	274,862
[a]	Vipshop Holdings Ltd., ADR	China	97,200	1,548,396
	Yum China Holdings Inc.	China	15,200	736,592
	Zhongsheng Group Holdings Ltd.	China	50,500	202,694
				18,830,620
	Consumer Staples 7.9%
	Arca Continental SAB de CV	Mexico	112,300	431,683
	BGF Retail Co. Ltd.	South Korea	2,121	275,219
	British American Tobacco Malaysia Bhd.	Malaysia	50,100	146,747
	Carlsberg Brewery Malaysia Bhd.	Malaysia	40,000	255,083
	Clicks Group Ltd.	South Africa	62,583	779,544
	Colgate-Palmolive (India) Ltd.	India	16,084	310,518
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Dali Foods Group Co. Ltd.	China	405,000	$250,204
	Eastern Co. SAE	Egypt	220,895	168,301
[a]	Henan Shuanghui Investment & Development Co. Ltd.	China	45,300	257,206
	Hindustan Unilever Ltd.	India	97,452	2,822,338
	Indofood Sukses Makmur Tbk PT	Indonesia	336,600	147,465
	Kimberly-Clark de Mexico SAB de CV, A	Mexico	444,400	627,746
	LG Household & Health Care Ltd.	South Korea	391	444,728
	Nestle (Malaysia) Bhd.	Malaysia	16,900	550,282
	Nestle India Ltd.	India	5,200	1,233,692
	Standard Foods Corp.	Taiwan	99,000	222,730
	Sun Art Retail Group Ltd.	China	92,000	152,118
	Tingyi Cayman Islands Holding Corp.	China	194,000	344,372
	Unilever Indonesia Tbk PT	Indonesia	1,849,700	1,025,655
	Uni-President China Holdings Ltd.	China	308,000	309,215
	Wens Foodstuffs Group Co. Ltd.	China	91,300	385,047
[a,c]	X5 Retail Group NV, GDR, Reg S	Russia	4,422	131,121
				11,271,014
	Energy 4.3%
	Adaro Energy Tbk PT	Indonesia	3,529,900	216,315
	CNOOC Ltd.	China	953,000	1,053,664
	Coal India Ltd.	India	294,196	575,394
	Dialog Group Bhd.	Malaysia	673,400	518,383
	Hindustan Petroleum Corp. Ltd.	India	90,047	262,853
	Motor Oil (Hellas) Corinth Refineries SA	Greece	13,860	203,650
	Oil & Natural Gas Corp. Ltd.	India	614,451	650,348
	Petronas Dagangan Bhd.	Malaysia	76,400	360,568
	Petronet LNG Ltd.	India	140,573	452,964
	Qatar Fuel QSC	Qatar	146,197	638,997
	Shaanxi Coal Industry Co. Ltd.	China	131,100	139,082
	Tatneft PAO	Russia	107,847	799,287
	Yanzhou Coal Mining Co. Ltd., H	China	462,000	351,011
				6,222,516
	Financials 16.4%
	B3 SA - Brasil Bolsa Balcao	Brazil	48,500	342,638
	Bank of China Ltd., H	China	9,425,000	3,588,148
	Bank of Communications Co. Ltd., A	China	633,700	462,743
	Bank of Communications Co. Ltd., H	China	1,300,000	823,823
	BDO Unibank Inc.	Philippines	136,420	268,110
	BNK Financial Group Inc.	South Korea	79,596	332,012
	Bupa Arabia for Cooperative Insurance Co.	Saudi Arabia	9,959	284,656
	China Cinda Asset Management Co. Ltd., H	China	1,655,000	320,769
	China CITIC Bank Corp. Ltd., H	China	2,423,000	1,183,726
	China Construction Bank Corp., H	China	3,660,000	2,937,766
	China Everbright Bank Co. Ltd., A	China	653,600	343,413
	China Everbright Bank Co. Ltd., H	China	868,000	368,341
	China Minsheng Banking Corp. Ltd., A	China	576,000	477,897
	China Minsheng Banking Corp. Ltd., H	China	1,929,500	1,437,294
  |  2

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Financials (continued)
[a]	Chongqing Rural Commercial Bank Co. Ltd., H	China	629,000	$274,406
	Dubai Islamic Bank PJSC	United Arab Emirates	1,230,474	1,229,419
	Grupo Financiero Galicia SA, ADR	Argentina	16,400	116,768
	Haci Omer Sabanci Holding AS	Turkey	224,482	262,693
	Hana Financial Group Inc.	South Korea	84,234	1,928,688
[b,c]	HDFC Asset Management Co. Ltd., 144A, Reg S	India	9,469	317,036
	Hithink RoyalFlush Information Network Co. Ltd.	China	9,094	150,680
	Huaxia Bank Co. Ltd., A	China	207,400	191,644
	Industrial Bank Co. Ltd., A	China	339,001	790,759
	IRB Brasil Resseguros SA	Brazil	196,000	368,336
	Kasikornbank PCL, fgn.	Thailand	77,900	202,478
	KB Financial Group Inc.	South Korea	16,927	485,763
	Meritz Securities Co. Ltd.	South Korea	85,765	231,553
	Muangthai Capital PCL, fgn.	Thailand	152,000	216,819
	The People’s Insurance Co. Group of China Ltd., H	China	1,089,000	356,411
	Porto Seguro SA	Brazil	18,600	154,900
	Qatar International Islamic Bank QSC	Qatar	229,267	501,978
	REC Ltd.	India	169,339	213,713
	RMB Holdings Ltd.	South Africa	193,928	555,968
	Samsung Card Co. Ltd.	South Korea	8,208	201,331
	Shanghai Pudong Development Bank Co. Ltd., A	China	472,601	706,546
[a]	Srisawad Power 1979 PCL, fgn.	Thailand	186,600	307,052
	Sul America SA, mon stock and preferred stock, units consisting of com	Brazil	49,300	405,674
[a]	Turkiye Is Bankasi AS, C	Turkey	400,628	283,700
				23,625,651
	Health Care 3.6%
	Changchun High & New Technology Industry Group Inc.	China	2,895	243,505
	China Medical System Holdings Ltd.	China	388,000	456,745
	CSPC Pharmaceutical Group Ltd.	China	380,000	752,297
	Divi’s Laboratories Ltd.	India	20,399	627,638
	Hartalega Holdings Bhd.	Malaysia	383,100	676,323
	Hualan Biological Engineering Inc.	China	30,940	169,705
	Luye Pharma Group Ltd.	China	316,000	153,443
	Richter Gedeon Nyrt	Hungary	22,444	480,724
	Shandong Weigao Group Medical Polymer Co. Ltd., H	China	552,000	838,573
	Shenzhen Kangtai Biological Products Co. Ltd.	China	11,000	205,825
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	China	17,300	626,507
				5,231,285
	Industrials 3.6%
	A-Living Services Co. Ltd., H	China	46,119	254,943
[a]	China Lesso Group Holdings Ltd.	China	291,000	416,997
	Country Garden Services Holdings Co. Ltd.	China	366,000	1,690,993
	Daqin Railway Co. Ltd., A	China	242,124	245,303
	International Container Terminal Services Inc.	Philippines	57,360	100,210
	S-1 Corp.	South Korea	4,697	335,148
	Sinotruk Hong Kong Ltd.	China	187,000	379,153
	SM Investments Corp.	Philippines	9,430	156,989
  |  3

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Weg SA	Brazil	111,800	$821,082
	Weichai Power Co. Ltd., H	China	335,000	588,602
	Westports Holdings Bhd.	Malaysia	208,900	178,379
				5,167,799
	Information Technology 19.3%
	Accton Technology Corp.	Taiwan	128,000	926,214
	Chicony Electronics Co. Ltd.	Taiwan	144,000	404,895
	Foxconn Technology Co. Ltd.	Taiwan	224,000	429,328
	Globalwafers Co. Ltd.	Taiwan	54,000	686,025
[a]	Globant SA	Argentina	2,900	335,443
	HCL Technologies Ltd.	India	136,650	983,381
	Hon Hai Precision Industry Co. Ltd.	Taiwan	824,000	2,113,849
	Hundsun Technologies Inc., A	China	13,520	195,611
	Infosys Ltd., ADR	India	79,400	732,862
	Novatek Microelectronics Corp. Ltd.	Taiwan	131,000	813,220
	Pegatron Corp.	Taiwan	479,000	1,048,994
	Powertech Technology Inc.	Taiwan	189,000	630,893
	Realtek Semiconductor Corp.	Taiwan	42,000	359,014
	Samsung Electronics Co. Ltd.	South Korea	145,343	5,994,150
	Shenzhen Goodix Technology Co. Ltd., A	China	6,100	201,324
	SK Hynix Inc.	South Korea	5,189	358,170
	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	835,000	8,408,182
	Tata Consultancy Services Ltd.	India	78,366	2,074,945
	Tech Mahindra Ltd.	India	28,035	202,630
	United Microelectronics Corp.	Taiwan	1,079,000	558,655
	Walsin Technology Corp.	Taiwan	34,000	240,361
				27,698,146
	Materials 5.5%
	Advanced Petrochemical Co.	Saudi Arabia	47,294	561,990
	Ambuja Cements Ltd.	India	158,194	359,400
	Anglo American Platinum Ltd.	South Africa	9,111	478,126
	Anhui Conch Cement Co. Ltd., A	China	64,782	542,407
	Anhui Conch Cement Co. Ltd., H	China	228,000	1,797,878
	China Resources Cement Holdings Ltd.	China	512,000	696,685
	Kumba Iron Ore Ltd.	South Africa	16,120	303,377
	MMC Norilsk Nickel PJSC	Russia	10,925	3,014,676
	Pidilite Industries Ltd.	India	9,296	188,123
				7,942,662
	Real Estate 2.7%
	China Overseas Land & Investment Ltd.	China	376,000	1,388,933
	Emaar Properties PJSC	United Arab Emirates	518,637	385,467
	Fibra Uno Administracion SA de CV	Mexico	552,700	458,806
	KWG Group Holdings Ltd.	China	351,000	519,236
	Land and Houses PCL, fgn.	Thailand	2,108,500	474,760
	Logan Property Holdings Co. Ltd.	China	250,000	394,099
  |  4

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Real Estate (continued)
	Ruentex Development Co. Ltd.	Taiwan	133,000	$197,590
				3,818,891
	Utilities 0.9%
	Aguas Andinas SA, A	Chile	649,796	217,917
	Companhia de Saneamento Basico do Estado de Sao Paulo	Brazil	54,200	399,451
	Enel Americas SA	Chile	1,292,835	212,138
	GAIL India Ltd.	India	193,468	244,851
	Manila Electric Co.	Philippines	55,290	275,735
				1,350,092
	Total Common Stocks (Cost $134,857,199)			128,957,352
	Management Investment Companies (Cost $2,614,605) 1.4%
	Financials 1.4%
	iShares MSCI Russia ETF	Russia	64,309	2,005,155
	Preferred Stocks 1.7%
	Consumer Staples 0.2%
[d]	LG Household & Health Care Ltd., 1.519%, pfd.	South Korea	580	347,347
	Financials 1.5%
[d]	Grupo de Inversiones Surameric SA, 2.957%, pfd.	Colombia	32,956	157,121
[d]	Itausa-Investimentos Itau SA, 9.665%, pfd.	Brazil	1,159,900	1,919,552
				2,076,673
	Total Preferred Stocks (Cost $4,152,858)			2,424,020
	Total Investments before Short Term Investments (Cost $141,624,662)			133,386,527
	Short Term Investments (Cost $1,385,550) 1.0%
	Money Market Funds 1.0%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	1,385,550	1,385,550
	Total Investments (Cost $143,010,212) 93.8%			134,772,077
	Other Assets, less Liabilities 6.2%			8,969,242
	Net Assets 100.0%			$143,741,319
  |  5

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund (continued)
See Abbreviations on page 21.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $495,375, representing 0.3% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2020, the aggregate value of these securities was $626,496, representing 0.4% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]See Note 5 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  6

Franklin Fund Allocator Series
Statement of Investments, April 30, 2020 (unaudited)
Franklin International Core Equity (IU) Fund
		Country	Shares	Value
	Common Stocks 96.8%
	Communication Services 8.1%
	Auto Trader Group PLC	United Kingdom	123,913	$715,858
[a]	Deutsche Telekom AG	Germany	214,683	3,134,415
	Kakaku.com Inc.	Japan	27,800	569,805
	KDDI Corp.	Japan	155,400	4,501,221
	Nippon Telegraph & Telephone Corp.	Japan	97,200	2,212,322
	NTT DOCOMO Inc.	Japan	231,000	6,774,938
	Proximus SADP	Belgium	30,322	646,868
	Telefonica SA	Spain	399,588	1,830,123
				20,385,550
	Consumer Discretionary 10.3%
	ABC-Mart Inc.	Japan	6,600	338,808
	Adidas AG	Germany	7,451	1,707,921
	Bandai Namco Holdings Inc.	Japan	23,700	1,199,187
	Barratt Developments PLC	United Kingdom	199,034	1,300,995
	The Berkeley Group Holdings PLC	United Kingdom	23,488	1,237,413
	Burberry Group PLC	United Kingdom	35,910	628,653
	Cie Generale des Etablissements Michelin SCA	France	11,828	1,154,731
	Faurecia SE	France	14,694	532,273
	Fiat Chrysler Automobiles NV	United Kingdom	73,602	646,456
	Hennes & Mauritz AB, B	Sweden	109,059	1,490,288
	Hermes International	France	4,088	2,991,224
	Hugo Boss AG	Germany	16,565	460,654
	Industria de Diseno Textil SA	Spain	57,669	1,469,119
	Moncler SpA	Italy	24,967	938,323
	Next PLC	United Kingdom	26,286	1,564,585
	Nokian Renkaat OYJ	Finland	13,716	293,584
	Pandora AS	Denmark	16,299	578,949
	Persimmon PLC	United Kingdom	61,958	1,720,628
	Peugeot SA	France	74,882	1,072,780
	Sekisui Chemical Co. Ltd.	Japan	73,200	934,308
	Sekisui House Ltd.	Japan	124,400	2,153,980
	Taylor Wimpey PLC	United Kingdom	632,777	1,171,916
	Zozo Inc.	Japan	25,000	405,273
				25,992,048
	Consumer Staples 6.8%
	Calbee Inc.	Japan	16,000	486,701
	Coles Group Ltd.	Australia	223,358	2,239,794
	Jeronimo Martins SGPS SA	Portugal	16,508	278,824
	Koninklijke Ahold Delhaize NV	Netherlands	158,082	3,838,343
	Nestle SA	Switzerland	11,097	1,171,312
	Seven & i Holdings Co. Ltd.	Japan	40,300	1,334,009
	Sundrug Co. Ltd.	Japan	14,500	499,162
	Unilever NV	United Kingdom	77,436	3,867,309
	Unilever PLC	United Kingdom	28,292	1,461,639
[b]	WH Group Ltd., Reg S	Hong Kong	1,940,000	1,850,291
				17,027,384
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Energy 5.4%
	Eni SpA	Italy	201,091	$1,920,003
	Equinor ASA	Norway	77,748	1,076,483
	OMV AG	Austria	6,143	201,254
	Royal Dutch Shell PLC, B	United Kingdom	251,217	4,070,108
	Tenaris SA	Italy	92,803	650,169
	Total SA	France	152,943	5,504,991
				13,423,008
	Financials 15.4%
	3i Group PLC	United Kingdom	187,164	1,848,074
	Admiral Group PLC	United Kingdom	37,462	1,099,329
	Allianz SE	Germany	14,928	2,762,304
	Amundi SA	France	11,552	767,046
	Banco de Sabadell SA	Spain	1,087,446	450,512
	Bank of Ireland Group PLC	Ireland	144,899	292,605
	Chuo Mitsui Trust Holdings Inc.	Japan	41,500	1,222,169
	Daiwa Securities Group Inc.	Japan	313,500	1,309,670
	Direct Line Insurance Group PLC	United Kingdom	350,952	1,204,468
[a]	Gjensidige Forsikring ASA	Norway	39,145	690,656
	Hargreaves Lansdown PLC	United Kingdom	43,363	786,708
	Investor AB, B	Sweden	86,428	4,293,861
	Israel Discount Bank Ltd.	Israel	70,785	230,874
	Japan Post Insurance Co. Ltd.	Japan	44,700	575,538
	KBC Groep NV	Belgium	5,937	320,575
	Kinnevik AB, B	Sweden	46,749	960,505
	Legal & General Group PLC	United Kingdom	677,527	1,745,875
	M&G PLC	United Kingdom	505,857	842,567
	Magellan Financial Group Ltd.	Australia	25,583	838,013
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Japan	81,800	395,530
	Mizrahi Tefahot Bank Ltd.	Israel	10,579	217,710
	Natixis SA	France	185,001	438,047
	Nomura Holdings Inc.	Japan	675,600	2,831,182
	ORIX Corp.	Japan	180,600	2,168,849
	Partners Group Holding AG	Switzerland	3,627	2,854,562
	Shinsei Bank Ltd.	Japan	38,800	471,738
	Singapore Exchange Ltd.	Singapore	161,500	1,101,167
	Tokyo Century Corp.	Japan	8,800	302,119
	UBS Group AG	Switzerland	533,881	5,718,178
				38,740,431
	Health Care 19.8%
	Alfresa Holdings Corp.	Japan	37,600	755,958
	Astellas Pharma Inc.	Japan	134,900	2,245,296
	Chugai Pharmaceutical Co. Ltd.	Japan	18,700	2,231,770
	Cochlear Ltd.	Australia	9,652	1,147,598
	Coloplast AS, B	Denmark	23,263	3,678,957
	CSL Ltd.	Australia	28,192	5,619,433
	Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	55,838	932,567
[a]	Galapagos NV	Belgium	7,733	1,707,319
  |  8

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Hoya Corp.	Japan	24,100	$2,215,220
	Medipal Holdings Corp.	Japan	37,000	721,834
	Novartis AG	Switzerland	58,451	4,980,505
	Novo Nordisk AS, B	Denmark	72,620	4,631,156
[a]	Orion OYJ	Finland	18,712	950,917
	Roche Holding AG	Switzerland	30,630	10,643,084
	Sanofi	France	17,905	1,749,775
[a]	Sartorius Stedim Biotech	France	5,173	1,241,304
	Shionogi & Co. Ltd.	Japan	28,200	1,557,719
	Smith & Nephew PLC	United Kingdom	116,531	2,286,598
	Suzuken Co. Ltd.	Japan	14,600	565,855
				49,862,865
	Industrials 11.4%
	Amada Co. Ltd.	Japan	67,100	614,518
	Atlas Copco AB	Sweden	32,515	1,005,409
	Atlas Copco AB, A	Sweden	51,832	1,785,758
	ComfortDelGro Corp. Ltd.	Singapore	477,100	556,155
	Deutsche Lufthansa AG	Germany	46,355	414,354
	Geberit AG	Switzerland	7,229	3,243,091
	Japan Airlines Co. Ltd.	Japan	23,500	424,745
	Kamigumi Co. Ltd.	Japan	21,400	379,412
	Kone OYJ, B	Finland	4,417	267,733
	Kuehne + Nagel International AG	Switzerland	10,645	1,522,211
	Kurita Water Industries Ltd.	Japan	19,700	556,119
	Obayashi Corp.	Japan	130,700	1,159,234
	Qantas Airways Ltd.	Australia	144,369	358,563
	Randstad NV	Netherlands	23,107	927,411
	Recruit Holdings Co. Ltd.	Japan	54,300	1,609,751
	RELX PLC	United Kingdom	130,723	2,957,741
	SGS SA	Switzerland	1,127	2,550,751
	Societe BIC SA	France	7,049	352,813
	Sumitomo Heavy Industries Ltd.	Japan	31,000	662,542
	Toppan Printing Co. Ltd.	Japan	56,100	842,532
	West Japan Railway Co.	Japan	33,700	2,093,240
	Wolters Kluwer NV	Netherlands	53,084	3,903,977
	Yangzijiang Shipbuilding Holdings Ltd.	Singapore	478,400	331,702
				28,519,762
	Information Technology 8.4%
	Advantest Corp.	Japan	40,800	2,003,224
[a]	Adyen NV	Netherlands	736	726,759
[a]	Check Point Software Technologies Ltd.	Israel	18,000	1,903,320
[a]	CyberArk Software Ltd.	Israel	6,000	592,560
	Fujitsu Ltd.	Japan	38,100	3,739,540
	Hitachi Ltd.	Japan	57,200	1,727,164
	NEC Corp.	Japan	26,400	1,024,419
	Nomura Research Institute Ltd.	Japan	64,400	1,580,375
	Oracle Corp. Japan	Japan	7,500	777,007
  |  9

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Otsuka Corp.	Japan	20,700	$934,378
	The Sage Group PLC	United Kingdom	199,084	1,604,713
	Tokyo Electron Ltd.	Japan	15,300	3,269,968
	Trend Micro Inc.	Japan	25,200	1,284,241
				21,167,668
	Materials 5.4%
	Air Water Inc.	Japan	29,100	394,742
	BHP Group Ltd.	Australia	35,006	714,623
	BHP Group PLC	United Kingdom	68,931	1,160,024
	Bluescope Steel Ltd.	Australia	104,780	683,885
	EMS-Chemie Holding AG	Switzerland	1,603	1,038,612
	Evraz PLC	Russia	93,851	313,468
	Fortescue Metals Group Ltd.	Australia	281,762	2,153,295
	Nitto Denko Corp.	Japan	32,100	1,617,934
	Rio Tinto Ltd.	Australia	42,561	2,398,787
	Rio Tinto PLC	Australia	33,837	1,570,187
	Showa Denko K.K.	Japan	21,800	482,368
	Taiheiyo Cement Corp.	Japan	24,400	486,022
	Tosoh Corp.	Japan	50,100	620,328
				13,634,275
	Real Estate 4.0%
	Aroundtown SA	Germany	171,805	924,291
	Daito Trust Construction Co. Ltd.	Japan	4,300	413,234
	Gecina SA	France	9,061	1,182,441
	Goodman Group	Australia	188,195	1,602,901
	Link REIT	Hong Kong	53,100	473,349
	Segro PLC	United Kingdom	220,275	2,301,521
	Sun Hung Kai Properties Ltd.	Hong Kong	112,500	1,538,315
	Swire Pacific Ltd., A	Hong Kong	68,000	442,219
	Wheelock and Co. Ltd.	Hong Kong	167,000	1,223,948
				10,102,219
	Utilities 1.8%
	AGL Energy Ltd.	Australia	41,731	457,998
	Endesa SA	Spain	63,357	1,405,760
	Red Electrica Corp. SA	Spain	57,792	1,016,646
[a]	Tokyo Electric Power Co. Holdings Inc.	Japan	72,800	246,205
	Veolia Environnement SA	France	67,208	1,434,872
				4,561,481
	Total Common Stocks (Cost $270,009,130)			243,416,691
	Preferred Stocks (Cost $616,939) 0.2%
	Materials 0.2%
[c]	Fuchs Petrolub SE, 2.679%, pfd.	Germany	13,682	531,594
	Total Investments before Short Term Investments (Cost $270,626,069)			243,948,285
  |  10

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $1,774,877) 0.7%
	Money Market Funds 0.7%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	United States	1,774,877	$1,774,877
	Total Investments (Cost $272,400,946) 97.7%			245,723,162
	Other Assets, less Liabilities 2.3%			5,674,012
	Net Assets 100.0%			$251,397,174

See Abbreviations on page 21.
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2020, the value of this security was $1,850,291, representing 0.7% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]See Note 5 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Franklin Fund Allocator Series
Statement of Investments, April 30, 2020 (unaudited)
Franklin U.S. Core Equity (IU) Fund
		Shares	Value
	Common Stocks 106.4%
	Communication Services 11.4%
	Activision Blizzard Inc.	9,376	$597,533
[a]	Alphabet Inc., A	7,557	10,177,012
[a]	Alphabet Inc., C	8,805	11,874,951
	AT&T Inc.	193,117	5,884,275
	Cable One Inc.	800	1,530,288
	Comcast Corp., A	26,430	994,561
[a]	Electronic Arts Inc.	27,409	3,131,752
[a]	Facebook Inc., A	69,322	14,190,907
[a]	Match Group Inc.	11,829	910,360
[a]	Netflix Inc.	6,060	2,544,291
[a]	Spotify Technology SA	8,948	1,356,248
	Verizon Communications Inc.	143,112	8,221,784
	The Walt Disney Co.	35,567	3,846,571
			65,260,533
	Consumer Discretionary 11.3%
[a]	Amazon.com Inc.	9,695	23,985,430
	Best Buy Co. Inc.	38,290	2,937,992
	Domino’s Pizza Inc.	9,340	3,380,426
	eBay Inc.	15,688	624,853
	Expedia Group Inc.	8,433	598,574
	Garmin Ltd.	23,869	1,937,208
	Gentex Corp.	32,921	798,005
[a]	Grand Canyon Education Inc.	10,540	906,651
	H&R Block Inc.	44,500	740,925
	The Home Depot Inc.	19,511	4,289,103
	Kohl’s Corp.	30,184	557,197
[a]	Lululemon Athletica Inc.	10,294	2,300,503
	NIKE Inc., B	72,429	6,314,360
[a]	NVR Inc.	294	911,400
[a]	O’Reilly Automotive Inc.	3,882	1,499,772
	Polaris Inc.	8,550	606,452
	Ross Stores Inc.	22,802	2,083,191
	Target Corp.	14,000	1,536,360
	Tiffany & Co.	4,732	598,598
	The TJX Cos. Inc.	59,700	2,928,285
	Tractor Supply Co.	19,375	1,965,206
[a]	Ulta Beauty Inc.	5,650	1,231,248
	Williams-Sonoma Inc.	16,735	1,034,892
	Yum China Holdings Inc. (China)	16,669	807,780
			64,574,411
	Consumer Staples 7.6%
	Campbell Soup Co.	11,748	587,165
	Clorox Co.	16,766	3,125,853
	Colgate-Palmolive Co.	80,791	5,677,184
	Costco Wholesale Corp.	8,720	2,642,160
	Ingredion Inc.	15,306	1,242,847
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  12

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	The J. M. Smucker Co.	7,558	$868,490
	The Kroger Co.	161,738	5,112,538
	Lamb Weston Holdings Inc.	11,751	721,041
[a]	Monster Beverage Corp.	20,488	1,266,363
	PepsiCo Inc.	42,589	5,634,099
	Philip Morris International Inc.	18,657	1,391,812
	The Procter & Gamble Co.	74,860	8,823,748
	Tyson Foods Inc.	13,757	855,548
	Walgreens Boots Alliance Inc.	14,178	613,766
	Walmart Inc.	41,786	5,079,088
			43,641,702
	Energy 3.8%
	Cabot Oil & Gas Corp., A	90,876	1,964,739
	Chevron Corp.	44,541	4,097,772
	EOG Resources Inc.	74,539	3,541,348
	Exxon Mobil Corp.	144,034	6,693,260
	HollyFrontier Corp.	33,900	1,120,056
	Marathon Petroleum Corp.	28,193	904,432
	Phillips 66	13,088	957,649
	Valero Energy Corp.	36,338	2,302,012
			21,581,268
	Financials 11.2%
	Assured Guaranty Ltd.	21,131	628,225
[a]	Athene Holding Ltd., A	30,475	822,825
	Bank of America Corp.	60,854	1,463,539
	The Bank of New York Mellon Corp.	21,339	801,066
[a]	Berkshire Hathaway Inc., B	16,072	3,011,250
	BlackRock Inc.	6,985	3,506,749
	CBOE Global Markets Inc.	9,877	981,576
	Eaton Vance Corp.	23,062	846,375
	Erie Indemnity Co., A	5,425	965,975
	FactSet Research Systems Inc.	8,309	2,284,975
	Intercontinental Exchange Inc.	6,677	597,258
	JPMorgan Chase & Co.	36,286	3,474,747
	Lincoln National Corp.	40,602	1,440,153
	MarketAxess Holdings Inc.	4,982	2,266,860
	MetLife Inc.	53,282	1,922,415
	Moody’s Corp.	26,581	6,483,106
	Morgan Stanley	51,330	2,023,942
	MSCI Inc.	13,795	4,510,965
	S&P Global Inc.	27,944	8,184,239
	SEI Investments Co.	27,467	1,399,718
	SLM Corp.	79,380	662,029
	State Street Corp.	23,114	1,457,107
	Synchrony Financial	32,585	644,857
	T. Rowe Price Group Inc.	46,312	5,355,057
  |  13

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Truist Financial Corp.	23,666	$883,215
	Unum Group	46,488	811,216
	Wells Fargo & Co.	231,328	6,720,078
			64,149,517
	Health Care 15.8%
	AbbVie Inc.	51,363	4,222,039
	Agilent Technologies Inc.	8,079	619,336
[a]	Align Technology Inc.	7,202	1,547,350
	Allergan PLC	8,827	1,653,650
	Amgen Inc.	19,579	4,683,688
[a]	Biogen Inc.	15,020	4,458,387
	Bristol-Myers Squibb Co.	64,376	3,914,705
	Cardinal Health Inc.	11,642	576,046
	Cerner Corp.	71,668	4,973,042
	Chemed Corp.	3,565	1,485,072
	CVS Health Corp.	9,474	583,125
	Danaher Corp.	36,517	5,969,069
[a]	Edwards Lifesciences Corp.	17,833	3,878,677
	Eli Lilly and Co.	28,578	4,419,302
[a]	Exelixis Inc.	35,294	871,585
	Gilead Sciences Inc.	44,219	3,714,396
	Humana Inc.	6,442	2,459,684
[a]	IDEXX Laboratories Inc.	15,108	4,193,981
[a]	Jazz Pharmaceuticals PLC	8,595	947,599
	Johnson & Johnson	31,750	4,763,770
[a]	Masimo Corp.	10,142	2,169,475
	McKesson Corp.	4,280	604,550
	Medtronic PLC	53,788	5,251,322
	Merck & Co. Inc.	88,733	7,040,076
[a]	Mettler-Toledo International Inc.	4,551	3,276,447
	Pfizer Inc.	15,924	610,845
[a]	Regeneron Pharmaceuticals Inc.	4,687	2,464,800
	STERIS PLC	15,204	2,166,570
	UnitedHealth Group Inc.	2,663	778,848
[a]	Veeva Systems Inc.	9,942	1,896,934
[a]	Vertex Pharmaceuticals Inc.	5,057	1,270,318
	West Pharmaceutical Services Inc.	16,179	3,062,037
			90,526,725
	Industrials 9.9%
	Acuity Brands Inc.	8,166	707,094
	BWX Technologies Inc.	11,161	592,203
	Carlisle Cos. Inc.	11,493	1,390,193
	Cintas Corp.	3,084	684,124
[a]	Copart Inc.	24,859	1,991,455
	Cummins Inc.	31,506	5,151,231
	Expeditors International of Washington Inc.	21,095	1,510,507
  |  14

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Fastenal Co.	17,179	$622,223
	Graco Inc.	35,681	1,593,513
	Honeywell International Inc.	46,575	6,608,993
	Huntington Ingalls Industries Inc.	9,001	1,722,881
	IHS Markit Ltd.	20,502	1,379,785
	J.B. Hunt Transport Services Inc.	13,109	1,325,582
	Knight-Swift transportation Holdings Inc.	15,913	591,645
	Landstar System Inc.	9,018	931,650
	Lockheed Martin Corp.	28,059	10,916,635
	ManpowerGroup Inc.	13,453	998,751
	Northrop Grumman Corp.	8,335	2,756,134
	Old Dominion Freight Line Inc.	22,316	3,242,292
	Oshkosh Corp.	14,134	954,469
[a]	Otis Worldwide Corp.	24,714	1,258,190
	United Technologies Corp.	22,471	1,456,346
	Robert Half International Inc.	26,009	1,229,445
	Rockwell Automation Inc.	7,453	1,412,194
	Toro Co.	24,559	1,567,110
	Trane Technologies PLC	15,363	1,343,033
	United Parcel Service Inc., B	15,911	1,506,135
	W.W. Grainger Inc.	4,468	1,231,291
			56,675,104
	Information Technology 26.4%
	Accenture PLC, A	38,796	7,184,631
[a]	Adobe Inc.	18,977	6,711,026
[a]	Akamai Technologies Inc.	31,566	3,084,314
	Amdocs Ltd.	29,538	1,903,429
	Apple Inc.	93,849	27,572,836
	Applied Materials Inc.	11,884	590,397
[a]	Aspen Technology Inc.	8,533	872,499
[a]	CACI International Inc., A	5,441	1,361,012
[a]	Cadence Design Systems Inc.	55,336	4,489,410
	Cisco Systems Inc.	66,160	2,803,861
	Citrix Systems Inc.	26,746	3,878,437
[a]	F5 Networks Inc.	5,956	829,433
[a]	Fair Isaac Corp.	1,843	650,468
	HP Inc.	98,363	1,525,610
	Intel Corp.	129,584	7,772,448
	Intuit Inc.	25,734	6,943,291
	LogMeIn Inc.	11,016	941,427
[a]	Manhattan Associates Inc.	13,955	989,968
	Mastercard Inc., A	14,440	3,970,567
[a]	Micron Technology Inc.	31,184	1,493,402
	Microsoft Corp.	214,554	38,450,222
	NortonLifeLock Inc.	47,084	1,001,477
	NVIDIA Corp.	11,101	3,244,600
	Oracle Corp.	127,589	6,758,389
  |  15

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	QUALCOMM Inc.	36,081	$2,838,492
	Skyworks Solutions Inc.	13,899	1,443,828
[a]	Synopsys Inc.	24,245	3,809,374
	Texas Instruments Inc.	47,340	5,494,754
[a]	Tyler Technologies Inc.	4,295	1,377,364
	Western Union Co.	73,351	1,398,804
			151,385,770
	Materials 2.7%
	Air Products and Chemicals Inc.	20,560	4,637,925
	Avery Dennison Corp.	10,874	1,200,381
	Ecolab Inc.	3,091	598,108
	Graphic Packaging Holding Co.	61,460	820,491
	LyondellBasell Industries NV, A	52,508	3,042,839
	NewMarket Corp.	1,570	645,961
	Reliance Steel & Aluminum Co.	14,925	1,336,981
	The Sherwin-Williams Co.	3,939	2,112,761
	Steel Dynamics Inc.	47,196	1,145,447
			15,540,894
	Real Estate 3.6%
	Brixmor Property Group Inc.	55,944	640,559
[a]	CBRE Group Inc.	20,624	885,388
	Duke Realty Corp.	38,936	1,351,079
	Equity Commonwealth	27,585	936,511
	Gaming and Leisure Properties Inc.	46,374	1,309,602
	Host Hotels & Resorts Inc.	163,023	2,006,813
	Jones Lang LaSalle Inc.	6,516	687,959
	Lamar Advertising Co., A	17,746	1,023,057
	Life Storage Inc.	10,404	911,287
	Public Storage	25,104	4,655,537
	Simon Property Group Inc.	67,478	4,505,506
	Vornado Realty Trust	39,626	1,736,411
			20,649,709
	Utilities 2.7%
	American Water Works Co. Inc.	25,617	3,117,333
	DTE Energy Co.	31,268	3,243,742
	MDU Resources Group Inc.	45,593	1,024,019
	NextEra Energy Inc.	19,573	4,523,712
	NRG Energy Inc.	57,857	1,939,945
	UGI Corp.	45,004	1,358,221
			15,206,972
	Total Common Stocks (Cost $601,981,093)		609,192,605
  |  16

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund (continued)
		Shares	Value
	Short Term Investments (Cost $4,180,042) 0.7%
	Money Market Funds 0.7%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	4,180,042	$4,180,042
	Total Investments (Cost $606,161,135) 107.1%		613,372,647
	Other Assets, less Liabilities (7.1)%		(40,649,366)
	Net Assets 100.0%		$572,723,281

See Abbreviations on page 21.
[a]Non-income producing.
[b]See Note 5 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  17

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series(Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective August 1, 2019, the Trust commenced operations of the Franklin U.S. Core Equity (IU) Fund and effective August 19, 2019, it commenced operations of the Franklin International Core Equity (IU) Fund and Franklin Emerging Market Core Equity (IU) Fund upon each Fund’s effective date with the SEC. The Franklin U.S. Core Equity (IU) Fund, prior to its effective date with the SEC, issued its fund shares in private placements and were exempt from registration under the Securities Act of 1933.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the
  |  18

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve its investment objectives.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ —	$19,679,355	$(18,293,805)	$ —	$ —	$1,385,550	1,385,550	$1,918
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ —	$20,801,958	$(19,027,081)	$ —	$ —	$1,774,877	1,774,877	$3,234
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ —	$75,930,586	$(71,750,544)	$ —	$ —	$4,180,042	4,180,042	$6,243
  |  19

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$1,920,203	$15,878,473	$—	$17,798,676
Consumer Discretionary	12,307,565	6,523,055	—	18,830,620
Consumer Staples	1,358,851	10,259,509	—	11,618,360
Energy	1,641,934	4,580,582	—	6,222,516
Financials	8,032,590	19,674,889	—	27,707,479
Health Care	480,724	4,750,561	—	5,231,285
Industrials	821,082	4,346,718	—	5,167,800
Information Technology	1,068,305	26,629,840	—	27,698,145
Materials	3,576,666	4,365,997	—	7,942,663
Real Estate	844,273	2,974,618	—	3,818,891
Utilities	829,506	520,586	—	1,350,092
Short Term Investments	1,385,550	—	—	1,385,550
Total Investments in Securities	$34,267,249	$100,504,828	$ —	$134,772,077
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$24,501,759	$1,490,288	$—	$25,992,047
Consumer Staples	12,937,298	4,090,085	—	17,027,383
Energy	12,346,524	1,076,483	—	13,423,007
Financials	30,856,231	7,884,203	—	38,740,434
Health Care	42,163,267	7,699,598	—	49,862,865
Industrials	24,482,177	4,037,587	—	28,519,764
Materials	8,215,279	5,950,589	—	14,165,868
Real Estate	4,821,487	5,280,732	—	10,102,219
Utilities	4,103,483	457,998	—	4,561,481
All Other Equity Investments	41,553,217	—	—	41,553,217
Short Term Investments	1,774,877	—	—	1,774,877
Total Investments in Securities	$207,755,599	$37,967,563	$ —	$245,723,162
  |  20

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:[a]
Equity Investments	$609,192,605	$—	$—	$609,192,605
Short Term Investments	4,180,042	—	—	4,180,042
Total Investments in Securities	$613,372,647	$ —	$ —	$613,372,647

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks and management investment companies.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depository Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  21